Summary of Significant Accounting Policies Prior Period Revisions (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								6 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Provision for finance receivable losses	$ 483	$ 79	$ 74	$ 80	$ 88	$ 93	$ 107	$ 135		$ 716	$ 423	$ 435
Provision for (benefit from) income taxes	(134)	$ 1	$ (8)	$ 8	(18)	$ 214	$ 43	$ 33		(133)	272	0
Assets	$ 21,190				10,929					$ 21,190	10,929	$ 15,336
Cash and cash equivalents					$ 165						$ 165
Decrease in earnings per share, basic (in dollars per share)	$ 1.46	$ 0.10	$ (0.09)	$ (0.01)	$ 0.48	$ (3.41)	$ (0.61)	$ (0.49)		$ 1.72	$ (4.03)	$ (0.07)
Decrease in earnings per share, diluted (in dollars per share)	$ 1.46	$ 0.10	(0.09)	$ (0.01)	$ 0.48	$ (3.40)	$ (0.61)	$ (0.49)		$ 1.72	$ (4.02)	$ (0.07)
Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Decrease in earnings per share, basic (in dollars per share)			0.03						$ 0.03
Decrease in earnings per share, diluted (in dollars per share)			$ 0.03						$ 0.03
Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Provision for finance receivable losses			$ 8
Provision for (benefit from) income taxes			$ (3)
Real Estate Loans
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Provision for finance receivable losses										$ 13	$ 110	$ 244
Other
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Provision for finance receivable losses										1	7	0
Assets	$ 362				$ 441					362	441	520
Other | Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Assets				$ 1,690	441	$ 615	$ 963				441	520
Operating segments | Consumer | Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Assets				5,117	4,411	4,633	4,397				4,411	4,139
Operating segments | Real Estate Loans
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Provision for finance receivable losses										(2)	128	255
Assets	$ 711				4,116					$ 711	4,116	8,623
Operating segments | Real Estate Loans | Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Assets				$ 3,613	$ 4,116	$ 3,745	$ 6,688				$ 4,116	$ 8,650